Staff	12 Months Ended
Dec. 31, 2017
Staff
Staff

25. Staff

During 2017 we had on average 119 (previous year: 74) employees worldwide, of whom 106 (previous year: 60) were full-time. 21 (previous year: 16) of whom hold Ph.D. or M.D. degrees, 15 (previous year: 13) of whom were engaged directly or indirectly in production, 12 (previous year: 7) of whom were engaged in research, clinical development and regulatory activities, 51 (previous year: 28) of whom were engaged in marketing and sales activities, and 41 (previous year: 26) of whom were engaged in management, business development or marketing, finance, human resources or administrative support. Of our 119 (previous year: 74) total employees, 69 (previous year: 56) worked in Germany, 44 (previous year: 12) worked in the U.S., and 6 (previous year: 5) worked in Spain.